Advances for Vessels Under Construction and Vessels, net	6 Months Ended
Jun. 30, 2025
Advances for Vessels Under Construction and Vessels, net [Abstract]
Advances for Vessels Under Construction and Vessels, net
5.

Advances for vessels under construction and Vessels, net
It

is

in

the

Company’s

normal

course

of

business

from

time

to

time

to

acquire

and

sell

vessels.
Accordingly, as of June 30, 2025, the Company had entered into the below transactions.
Vessels under construction
On

February

8,

2024,

the

Company

signed

an

agreement

with

an

unaffiliated

third

party,

for

the
construction of two

81,200 dwt methanol

dual fuel

new-building Kamsarmax dry

bulk vessels, to

be built
at Tsuneishi

Group (Zhoushan) Shipbuilding Inc., China. The

vessels are expected to be

delivered to the
Company

by

the

second

half

of

2027

and

the

first

half

of

2028.

As

of

June

30,

2025,

advances

for
vessels under

construction amounted

to $
20,241
, including

$
1,811

of capitalized

interest. During

the six
months ended June 30, 2025, an amount of $ 683 , including capitalized interest of $ 665
, was capitalized.

Vessel Disposals
On February 10, 2025, the Company, through a wholly owned subsidiary, entered into an agreement with an unrelated third party to sell the vessel Alcmene for the sale price of $
11,875 , which resulted in a gain
amounting to $ 1,500
. The vessel was delivered to the new owners on March 13, 2025.

On June 13,

2025, the Company,

through a wholly owned

subsidiary,

entered into an agreement

with an
unrelated third

party to

sell the

vessel Selina

for the

sale price

of $
11,800
. At

the date

of the

agreement
to sell

the vessel,

the vessel

was measured

at the

lower of

its carrying

amount or

fair value

(sale price)
less

costs

to

sell,

which was

the

vessel’s

carrying value

and

was

classified in

current assets

as vessel
held for

sale, according

to

the provisions

of ASC

360,

as all

criteria required

for this

classification were
met. The vessel was delivered to the new owners on July 15, 2025

(Note 14).

The

amount

reflected

in Vessels,

net

in

the

accompanying consolidated

balance sheets

is analyzed

as
follows:

Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2024 $ 1,069,204 $ (235,792) $ 833,412
- Additions for vessel improvements 44 - 44
- Vessel disposals (11,434) 2,145 (9,289)
- Depreciation for the period - (18,894) (18,894)
- Vessel held for sale (12,441) 4,056 (8,385)
Balance, June 30, 2025 $ 1,045,373 $ (248,485) $ 796,888